Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Redeemable Series A, Convertible Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Redeemable Series A, Convertible Preferred stock, shares designated	1,000,000	1,000,000
Redeemable Series A, Convertible Preferred stock, shares issued		4,000
Redeemable Series A, Convertible Preferred stock, shares outstanding		4,000
Redeemable Series A, Convertible Preferred stock,100 per share redemption and liquidation value (in Dollars per share)	$ 100	$ 100
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	85,141,956	23,604,207
Common stock, shares outstanding	85,141,956	23,604,207
Series B Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000	2,000
Preferred stock shares issued	115	115
Preferred stock shares outstanding	115	115
Preferred stock redemption price per share (in Dollars per share)	$ 1,000	$ 1,000